MERGER (Details Narrative) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
MERGER
Common Stock Acquired	1,892,905	1,892,905
Stock Issued For Conversion	1,212,492	1,212,492
Percentage Of Preferred Stock Carries Voting Rights	10.00%	10.00%
Series B Convertible Preferred Stock Conversion	10,232
Common Stock For Conversion	10,232,000
Series B Stock Conversion Description	881.5 shares of common stock, and (ii) the right to receive up to 118.5 Holdback Shares, to be delivered 24 months after the date of issuance of the Series B Stock, subject to reduction for indemnification claims